Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share
(20)	Earnings Per Share

The following is a summary of the components comprising basic and diluted earnings per share (“EPS”):

	In Thousands (except share data)
	2012	2011	2010
Basic EPS Computation:
Numerator—Earnings available to common stockholders	$12,148	10,050	9,027

Denominator—Weighted average number of common shares outstanding	7,360,485	7,280,907	7,198,711

Basic earnings per common share	$1.65	1.38	1.25

Diluted EPS Computation:
Numerator—Earnings available to common stockholders	$12,148	10,050	9,027

Denominator:
Weighted average number of common shares outstanding	7,360,485	7,280,907	7,198,711
Dilutive effect of stock options	5,163	7,215	8,253

	7,365,648	7,288,122	7,206,964

Diluted earnings per common share	$1.65	1.38	1.25